Commitments and Contingent Liabilities (Details Textual) ₪ in Thousands, $ in Thousands		1 Months Ended						12 Months Ended
	Nov. 08, 2016	Jul. 31, 2018 USD ($)	Mar. 20, 2017	Feb. 28, 2017 USD ($)	Feb. 28, 2017 ILS (₪)	Feb. 10, 2017	Feb. 07, 2017	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Aug. 13, 2019 USD ($)	Aug. 13, 2019 ILS (₪)
Commitments and Contingent Liabilities (Textual)
Motion total amount										$ 4,300
Description, of lawsuit filing										The Company delivered its response to the court in accordance with applicable law. A preliminary hearing held by the court on September 12, 2016 and subsequently the court set a schedule for the submission by the petitioners of a motion for discovery, and any responses to such motion.	The Company delivered its response to the court in accordance with applicable law. A preliminary hearing held by the court on September 12, 2016 and subsequently the court set a schedule for the submission by the petitioners of a motion for discovery, and any responses to such motion.
Loss contingency actions taken by court arbitrator or mediator, description	The Motion to be excluded from the purported class and claiming to have independent causes of action and claims of approximately NIS 1 million (USD 262 Thousand) (the “Petition to Exclude”). The Company responded to the court as required, and, amongst other arguments, the Company noted that such shareholder cannot petition to be excluded from the purported class. The court ordered the shareholder to respond and he has done so. In May 2018 the shareholder submitted an independent lawsuit against the Company in the Haifa Magistrates Court seeking damages of approximately NIS 1.1 million (USD 306 Thousand) (the “Separate Lawsuit”).
Gains on litigation settlements				$ 8,000
Initial public offering date			Nov. 20, 2015			Nov. 20, 2015	Nov. 20, 2015
Aggregate consideration received		$ 2,000
Fine paid by company												$ 1,500
TryNovo's Technologies [Member] | Israel Innovation Authority [Member]
Commitments and Contingent Liabilities (Textual)
Maximum royalty payable excluding interest amount								$ 1,600
Yissum [Member]
Commitments and Contingent Liabilities (Textual)
Description of license agreement								In consideration for the grant of the license, the Company shall pay Yissum the following consideration during the term of the license: (i) Royalties at a rate of three percent (3%) of net sales. (ii) Sublicense fees at a rate of twelve percent (12%) of sublicense consideration. In addition, Yissum is entitled to receive an exit fee of 12% of the transaction proceeds in the event of certain pre - defined transactions set forth in the License Agreement.	In consideration for the grant of the license, the Company shall pay Yissum the following consideration during the term of the license: (i) Royalties at a rate of three percent (3%) of net sales. (ii) Sublicense fees at a rate of twelve percent (12%) of sublicense consideration. In addition, Yissum is entitled to receive an exit fee of 12% of the transaction proceeds in the event of certain pre - defined transactions set forth in the License Agreement.
Bottom of range [member]
Commitments and Contingent Liabilities (Textual)
Annual interest rate of revenues								3.00%	3.00%
Top of range [member]
Commitments and Contingent Liabilities (Textual)
Annual interest rate of revenues								6.00%	6.00%
NIS [Member]
Commitments and Contingent Liabilities (Textual)
Motion total amount | ₪											₪ 16,400
Gains on litigation settlements | ₪					₪ 29,000
Fine paid by company | ₪													₪ 430
NIS [Member] | TryNovo's Technologies [Member] | Israel Innovation Authority [Member]
Commitments and Contingent Liabilities (Textual)
Maximum royalty payable excluding interest amount | ₪									₪ 5,500